Equity - Summary of Treasury Shares (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 KRW (₩) shares		Feb. 14, 2024 KRW (₩)
Carrying amount
Beginning	[1]	₩ 1,165,837
Changes In Treasury Share Amount [abstract]
Acquisition		820,000	$ 554,856	₩ 571,745
Ending		₩ 1,236,060	$ 836,385	₩ 1,165,837	[1]
Treasury shares
Number of treasury shares
Beginning | shares	[2]	24,847,247	24,847,247	19,262,733
Changes In Treasury Share Number [abstract]
Acquisition | shares	[2]	10,063,106	10,063,106	10,970,510
Disposal | shares	[2]	(5,000,000)	(5,000,000)	0
Retirement | shares	[2]	(9,982,649)	(9,982,649)	(5,385,996)
Ending | shares	[2]	19,927,704	19,927,704	24,847,247
Deposited at the Korea Securities Depository for issuing exchangeable bonds						₩ 5
Carrying amount
Beginning		₩ 1,165,837		₩ 836,188
Changes In Treasury Share Amount [abstract]
Acquisition		820,000	$ 554,856	571,745
Disposal		(234,600)		0
Retirement		(515,177)		(242,096)
Ending		₩ 1,236,060		₩ 1,165,837

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	5 million treasury shares are deposited at the Korea Securities Depository for the exchange of exchangeable bonds.